Prepayment and Other Current Assets, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Prepayment and Other Current Assets, Net [Line Items]
Prepayment and other current assets	¥ 167,657		¥ 4,405
Reversed prepayment and other current assets	6	¥ 6
Write-off for doubtful accounts	31
Prepaid Expenses and Other Current Assets [Member]
Prepayment and Other Current Assets, Net [Line Items]
Prepayment and other current assets	¥ 24